Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₪ 109,868
Changes during
Ending Balance		138,224	$ 43,330	[1]	₪ 109,868
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		168,217			122,222
Changes during
Additions		33,973			48,746
Dispositions		(498)			(2,751)
Ending Balance		201,692			168,217
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		109,868	34,440
Changes during
Ending Balance		138,224	43,330		109,868
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		58,349			55,636
Changes during
Additions		5,617			5,177
Dispositions		(498)			(2,464)
Ending Balance		63,468			58,349
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		59,779			59,438
Changes during
Additions		283			341
Dispositions		0			0
Ending Balance		60,062			59,779
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		26,013	8,155
Changes during
Ending Balance		23,347	7,319		26,013
Land and buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		33,766			30,859
Changes during
Additions		2,949			2,907
Dispositions		0			0
Ending Balance		36,715			33,766
New Logistics Center [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	70,158			26,826
Changes during
Additions	[2]	28,172			43,332
Dispositions	[2]	0			0
Ending Balance	[2]	98,330			70,158
New Logistics Center [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	70,158	21,993
Changes during
Ending Balance	[2]	98,330	30,824		70,158
New Logistics Center [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[2]	0			0
Changes during
Additions	[2]	0			0
Dispositions	[2]	0			0
Ending Balance	[2]	0			0
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		14,636			13,073
Changes during
Additions		3,078			2,562
Dispositions		0			(999)
Ending Balance		17,714			14,636
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		8,659	2,714
Changes during
Ending Balance		11,139	3,492		8,659
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,977			6,480
Changes during
Additions		598			496
Dispositions		0			(999)
Ending Balance		6,575			5,977
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		10,338			11,062
Changes during
Additions		1,156			1,028
Dispositions		(498)			(1,752)
Ending Balance		10,996			10,338
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		883	276
Changes during
Ending Balance		1,283	402		883
Motor vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		9,455			10,352
Changes during
Additions		756			568
Dispositions		(498)			(1,465)
Ending Balance		9,713			9,455
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		10,711			9,498
Changes during
Additions		1,179			1,213
Dispositions		0			0
Ending Balance		11,890			10,711
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,798	877
Changes during
Ending Balance		2,727	855		2,798
Computers [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		7,913			6,764
Changes during
Additions		1,250			1,149
Dispositions		0			0
Ending Balance		9,163			7,913
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,595			2,325
Changes during
Additions		105			270
Dispositions		0			0
Ending Balance		2,700			2,595
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,357	425
Changes during
Ending Balance		1,398	$ 438		1,357
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,238			1,181
Changes during
Additions		64			57
Dispositions		0			0
Ending Balance		₪ 1,302			₪ 1,238

[1]	Convenience Translation into US Dollars.
[2]	Under construction